Financial income and expense	12 Months Ended
Mar. 31, 2021
Disclosure of Financial income and expense [Abstract]
Disclosure of finance income (cost) [text block]
28.	Financial income and expense

	Year ended
	March 31, 2021	March 31, 2020	March 31, 2019
Interest income on bank deposits	56,134	32,094	26,025
Others	116,185	161,783	20,289
Finance income	172,319	193,877	46,314
Interest expense on lease obligations	0	171,824	14,747
Bank charges (including letter of credit, bill discounting and buyer’s credit charges)	62,160	118,290	97,757
Interest expense on borrowings	900,496	764,019	615,840
Finance expense	(962,656)	(1,054,133)	(728,344)
Net finance income / (expense) recognized in profit or loss	(790,337)	(860,256)	(682,030)